Segment disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Summary of revenues for group of similar products and services	Revenues for group of similar products and services can be summarized for the years ended June 30, 2023 and 2022 as follows:

	June 30	June 30
	2023	2022
	$	$
Products	54,018	65,742
Services	198,512	158,610
Total revenues	252,530	224,352

Summary of sales and non-current assets, geographic locations
The sales in each of these geographic locations for the years ended June 30, 2023 and 2022 as follows:

	June 30	June 30
	2023	2022
	$	$
USA	234,858	202,886
Canada	3,785	5,334
All other countries	13,887	16,132
Total revenues	252,530	224,352

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2023, and June 30, 2022 are below:

	June 30	June 30
	2023	2022
	$	$
Canada	6,309	7,000
USA	374,814	431,225
Total non-current assets	381,123	438,225